Debt (Tables)	12 Months Ended
Jun. 30, 2011
Schedule of Long-term Debt Instruments

June 30,	2011		2010
Domestic:
Debentures 7.30%, due 2011	$		$100,000
Fixed rate medium-term notes 3.50% to 6.55%, due 2018-2038		1,175,000	875,000
Fixed rate senior notes 4.88%, due 2013		225,000	225,000
Foreign:
Bank loans, including revolving credit 1% to 7.2%, due 2012-2017		1,380	1,807
Euro bonds 3.5%, due 2011			244,580
4.125%, due 2016		290,040	244,580
Japanese Yen credit facility Libor plus 20 bps, due 2012		74,472	67,878
Other long-term debt, including capitalized leases		465	302

Total long-term debt		1,766,357	1,759,147
Less long-term debt payable within one year		75,271	345,513

Long-term debt, net		$1,691,086	$1,413,634